Equity (Tables)	12 Months Ended
Oct. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of Classes of Share Capital
The following table summarizes the changes to the shares and other equity instruments issued and outstanding and treasury instruments held as at and for the years ended October 31, 2023 and October 31, 2022.

Shares and Other Equity Instruments Issued and Outstanding and Treasury Instruments Held
(millions of shares or other equity instruments and millions of Canadian dollars)	October 31, 2023		October 31, 2022
	Number of shares	Amount	Number of shares	Amount
Common Shares
Balance as at beginning of year	1,821.7	$24,363	1,823.9	$23,066
Proceeds from shares issued on exercise of stock options	1.2	83	1.8	120
Shares issued as a result of dividend reinvestment plan	20.5	1,720	17.0	1,442

Purchase of shares for cancellation and other	(52.0)	(732)	(21.0)	(265)
Balance as at end of year – common shares	1,791.4	$25,434	1,821.7	$24,363
Preferred Shares and Other Equity Instruments
Preferred Shares – Class A
Series 1	20.0	$500	20.0	$500
Series 3	20.0	500	20.0	500
Series 5	20.0	500	20.0	500
Series 7	14.0	350	14.0	350
Series 9	8.0	200	8.0	200
Series 16	14.0	350	14.0	350
Series 18	14.0	350	14.0	350
Series 20 1	–	–	16.0	400
Series 22	14.0	350	14.0	350
Series 24	18.0	450	18.0	450
Series 27	0.8	850	0.8	850

Series 28	0.8	800	0.8	800

	143.6	$5,200	159.6	$5,600
Other Equity Instruments 2
Limited Recourse Capital Notes – Series 1	1.8	$1,750	1.8	$1,750
Limited Recourse Capital Notes – Series 2	1.5	1,500	1.5	1,500

Limited Recourse Capital Notes – Series 3 3	1.7	2,403	1.7	2,403

	5.0	5,653	5.0	5,653
Balance as at end of year – preferred shares and other equity instruments	148.6	$10,853	164.6	$11,253
Treasury – common shares 4
Balance as at beginning of year	1.0	$(91)	1.9	$(152)
Purchase of shares	94.9	(7,959)	116.6	(10,852)

Sale of shares	(95.2)	7,986	(117.5)	10,913
Balance as at end of year – treasury – common shares	0.7	$(64)	1.0	$(91)
Treasury – preferred shares and other equity instruments 4
Balance as at beginning of year	0.1	$(7)	0.1	$(10)
Purchase of shares and other equity instruments	3.7	(590)	3.0	(255)

Sale of shares and other equity instruments	(3.7)	532	(3.0)	258
Balance as at end of year – treasury – preferred shares and other equity instruments	0.1	$(65)	0.1	$(7)

1
On October 31, 2023, the Bank redeemed all of its 16 million outstanding
Non-Cumulative
5-Year
Rate Reset Class A First Preferred Shares NVCC, Series 20 (“Series 20 Preferred Shares”), at a redemption price of $25.00 per Series 20 Preferred Share, for a total redemption cost of $400 million.

2	For LRCNs, the number of shares represents the number of notes issued.
3
For LRCNs – Series 3, the amount represents the Canadian dollar equivalent of the U
.
S
.
dollar notional amount. Refer to “Preferred Shares and Other Equity Instruments – Significant Terms and Conditions” table for further details.

4	When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.

Preferred Shares and Other Equity Instruments – Significant Terms and Conditions
(millions of Canadian dollars)
	Issue date	Annual yield (%) 1	Dividend frequency 1	Reset spread (%) 1	Next redemption/ conversion date 1,2	Convertible into 1,2
NVCC Rate Reset Preferred Shares
Series 1	June 4, 2014	3.662	Quarterly	2.24	October 31, 2024	Series 2
Series 3	July 31, 2014	3.681	Quarterly	2.27	July 31, 2024	Series 4
Series 5	December 16, 2014	3.876	Quarterly	2.25	January 31, 2025	Series 6
Series 7	March 10, 2015	3.201	Quarterly	2.79	July 31, 2025	Series 8
Series 9	April 24, 2015	3.242	Quarterly	2.87	October 31, 2025	Series 10
Series 16	July 14, 2017	6.301	Quarterly	3.01	October 31, 2027	Series 17
Series 18 3	March 14, 2018	5.747	Quarterly	2.70	April 30, 2028	Series 19
Series 22	January 28, 2019	5.20	Quarterly	3.27	April 30, 2024	Series 23
Series 24	June 4, 2019	5.10	Quarterly	3.56	July 31, 2024	Series 25
Series 27	April 4, 2022	5.75	Semi-annual	3.317	October 31, 2027	–
Series 28	July 25, 2022	7.232	Semi-annual	4.20	October 31, 2027	–

	Issue date	Annual yield (%)	Coupon frequency	Reset spread (%)	Next redemption date	Recourse to Preferred Shares 4
Other Equity Instruments
NVCC Limited Recourse Capital Notes 4,5
Series 1	July 29, 2021	3.6	Semi-annual	2.747	October 31, 2026	Series 26
Series 2	September 14, 2022	7.283	Semi-annual	4.10	October 31, 2027	Series 29

Series 3 6	October 17, 2022	8.125	Quarterly	4.08	October 31, 2027	Series 30

1
Non-cumulative
preferred dividends for each series are payable as and when declared by the Board of Directors. The dividend rate of the Rate Reset Preferred Shares will reset on the next earliest optional redemption/conversion date and every 5 years thereafter to equal the then
5-year
Government of Canada bond yield plus the noted reset spread. If converted into a series of floating rate preferred shares, the dividend rate for the quarterly period will be equal to the then
90-day
Government of Canada Treasury bill yield plus the noted reset spread unless otherwise stated.

2
Subject to regulatory consent and unless otherwise stated, preferred shares are redeemable on the next earliest optional redemption date as noted and every 5 years thereafter. Preferred Shares, except Series 27 and Series 28, are convertible into the corresponding series of floating rate preferred shares on the conversion date noted and every 5 years thereafter if not redeemed. If converted, the holders have the option to convert back to the original series of preferred shares every 5 years.

3
On April 18, 2023, the Bank announced that none of its 14 million
Non-Cumulative
5-Year
Rate Reset Preferred Shares NVCC, Series 18 (“Series 18 Shares”) would be converted on April 30, 2023 into
Non-Cumulative
Floating Rate Preferred Shares NVCC, Series 19 (“Series 19 Shares”). As had been previously announced on March 31, 2023, the dividend rate for the Series 18 Shares for the
5-year
period from and including April 30, 2023 to but excluding April 30, 2028, if declared, is payable at a per annum rate of 5.747%.

4
LRCN Preferred Share Series 26 and Series 29 were issued at a price of $1,000 per share and LRCN Preferred Share Series 30 was issued at a price of US$1,000 per share. The LRCN Preferred Shares are eliminated on the Bank’s consolidated balance sheet.

5
LRCNs may be redeemed at the option of the Bank, with the prior written approval of OSFI, in whole or in part on prior notice by the Bank as of the earliest redemption date and each optional redemption date thereafter. Unless otherwise stated, the interest rate on the LRCNs will reset on the next earliest optional redemption date and every 5 years thereafter to equal the then
5-year
Government of Canada bond yield plus the noted reset spread.

6
LRCN Series 3 is denominated in U.S. dollars. The interest rate on LRCN Series 3 will reset on the next interest reset date and every 5 years thereafter to equal the then
5-year
U.S. Treasury yield plus the noted reset spread.